Commitments and Contingencies - Additional Information (Detail) - USD ($)	9 Months Ended	12 Months Ended
	Jul. 29, 2017	Oct. 29, 2016	Oct. 31, 2015	Dec. 31, 2015	Dec. 31, 2014
Loss Contingencies [Line Items]
Contingent liability under purchase agreements for future chassis inventory purchases	$ 75,600,000	$ 77,587,000	$ 69,210,000
Repurchase agreement	2 years	2 years
Represents the gross value of all vehicles under repurchase agreements	$ 225,000,000	$ 213,657,000	218,611,000
Environmental remediation costs		1,528,000		$ 0	$ 0
Maximum [Member]
Loss Contingencies [Line Items]
Estimated loss exposure under contract	$ 600,000	$ 626,000	$ 656,000